Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fixed Assets (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Fixed Assets

Fixed Assets

Fixed assets are recorded at cost. Amortization is calculated on a straight line method over the estimated useful lives of the various assets as follows:

ASSET	Amortization Term

Furniture and equipment	5 years
Warehouse fixtures	5 years

During the three month period ended September 30, 2014, amortization of $720 was recorded for furniture and Equipment; and amortization of $285 was recorded for warehouse fixtures. Accrued amortization for all fixed assets totaled $1,005 at September 30, 2014.

Maintenance and repairs will be expensed as incurred while renewals and betterments will be capitalized.